EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.6%
	ADVERTISING & MARKETING - 2.4%
19,563	Interpublic Group of Companies, Inc. (The)(b)	$ 569,088

	ASSET MANAGEMENT - 4.9%
4,250	LPL Financial Holdings, Inc.	1,187,025

	BEVERAGES - 6.0%
1,307	Coca-Cola Consolidated, Inc.	1,418,095

	BIOTECH & PHARMA - 1.8%
8,166	Halozyme Therapeutics, Inc.(a)	427,572

	CHEMICALS - 1.8%
1,988	Avery Dennison Corporation	434,676

	COMMERCIAL SUPPORT SERVICES - 6.9%
3,545	AMN Healthcare Services, Inc.(a)(b)	181,610
4,205	Brink's Company (The)	430,592
9,910	Robert Half, Inc.	634,043
3,836	TriNet Group, Inc.	383,600
		1,629,845
	CONTAINERS & PACKAGING - 0.6%
1,992	Crown Holdings, Inc.	148,185

	ELECTRICAL EQUIPMENT - 2.5%
2,529	A O Smith Corporation	206,822
1,677	Generac Holdings, Inc.(a)(b)	221,732
437	Hubbell, Inc.(b)	159,715
		588,269
	ENGINEERING & CONSTRUCTION - 3.6%
3,412	Quanta Services, Inc.	866,955

	HEALTH CARE FACILITIES & SERVICES - 7.1%
435	Chemed Corporation	236,022
5,044	Henry Schein, Inc.(a)	323,320

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 7.1% (Continued)
1,511	Medpace Holdings, Inc.(a)	$ 622,306
1,705	Molina Healthcare, Inc.(a)(b)	506,897
		1,688,545
	INDUSTRIAL SUPPORT SERVICES - 5.1%
1,880	United Rentals, Inc.(b)	1,215,852

	INSURANCE - 0.3%
377	Assurant, Inc.	62,676

	LEISURE FACILITIES & SERVICES - 3.8%
6,036	Dine Brands Global, Inc.	218,503
860	Domino's Pizza, Inc.	444,044
1,394	Vail Resorts, Inc.(b)	251,101
		913,648
	MACHINERY - 5.9%
5,500	Donaldson Company, Inc.	393,580
3,496	Lincoln Electric Holdings, Inc.(b)	659,485
3,872	Toro Company (The)	362,071
		1,415,136
	MEDICAL EQUIPMENT & DEVICES - 4.0%
8,068	Bruker Corporation	514,819
6,429	Globus Medical, Inc., Class A(a)	440,322
		955,141
	OIL & GAS PRODUCERS - 2.8%
3,108	Exxon Mobil Corporation	357,793
640	Murphy USA, Inc.	300,454
		658,247
	RETAIL - CONSUMER STAPLES - 5.6%
6,800	BJ's Wholesale Club Holdings, Inc.(a)	597,312
1,935	Casey's General Stores, Inc.	738,319
		1,335,631
	RETAIL - DISCRETIONARY - 4.9%
140	AutoZone, Inc.(a)	414,974
400	O'Reilly Automotive, Inc.(a)	422,424

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	RETAIL - DISCRETIONARY - 4.9% (Continued)
1,125	Williams-Sonoma, Inc.(b)	$ 317,666
		1,155,064
	SEMICONDUCTORS - 2.5%
4,064	Teradyne, Inc.	602,651

	SOFTWARE - 13.4%
13,376	Agilysys, Inc.(a)	1,392,976
6,181	Calix, Inc.(a)(b)	218,993
7,600	CommVault Systems, Inc.(a)	923,931
5,650	Fortinet, Inc.(a)	340,526
2,250	Paycom Software, Inc.(b)	321,840
		3,198,266
	TECHNOLOGY SERVICES - 7.9%
1,630	Automatic Data Processing, Inc.	389,065
762	Fair Isaac Corporation(a)	1,134,359
800	Mastercard, Inc., Class A	352,928
		1,876,352
	TRANSPORTATION & LOGISTICS - 1.8%
225	GXO Logistics, Inc.(a)	11,363
2,160	Landstar System, Inc.(b)	398,476
225	XPO, Inc.(a)(b)	23,884
		433,723
	TOTAL COMMON STOCKS (Cost $10,839,702)	22,780,642

	SHORT-TERM INVESTMENTS — 11.4%
	COLLATERAL FOR SECURITIES LOANED – 11.4%
2,724,919	Mount Vernon Liquid Assets Portfolio, LLC, 5.46% (Cost $2,724,919)(c),(d)	2,724,919

	TOTAL INVESTMENTS – 107.0% (Cost $13,564,621)	$ 25,505,561
	LIABILITIES IN EXCESS OF OTHER ASSETS – (7.0)%	(1,681,897)
	NET ASSETS - 100.0%	$ 23,823,664

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $2,660,540.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(d)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $2,724,919 at June 30, 2024.